Accounting Policies	3 Months Ended
Mar. 31, 2012
Accounting Policies
Regulatory Income Taxes, Policy [Policy Text Block]

(4)  Income taxes

We have incurred net operating losses during all periods presented resulting in a deferred tax asset, which has been fully allowed for; therefore, the net benefit and expense resulted in no income tax provision.